PROPERTY AND EQUIPMENT, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
Property and equipment, net	¥ 29,596,061	¥ 19,184,639
Payables for purchase of property and equipment due beyond one year	139,162	231,458
Asset Pledged as Collateral [Member]
PROPERTY AND EQUIPMENT, NET
Property and equipment, net	¥ 3,497,447	¥ 2,493,872